UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

Semi-Annual Report
February 28, 2021
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2021

Description	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.4
Amazon.com, Inc.	4.0
Facebook, Inc.	1.9
Alphabet, Inc.	1.9
TOTAL	19.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2021

% of Net Assets
Software	8.4%
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	5.7
Semiconductors & Semiconductor Equipment	5.5
IT Services	5.2
Internet & Direct Marketing Retail	4.6
Banks	4.3
Health Care Equipment & Supplies	3.7
Pharmaceuticals	3.7
Capital Markets	2.8
Oil, Gas & Consumable Fuels	2.5
Health Care Providers & Services	2.5
Equity Real Estate Investment Trusts (REITs)	2.4
Entertainment	2.2
Specialty Retail	2.1
Insurance	1.9
Automobiles	1.9
Biotechnology	1.8
Chemicals	1.8
Machinery	1.7
Hotels, Restaurants & Leisure	1.7
Electric Utilities	1.6
Aerospace & Defense	1.5
Diversified Financial Services	1.4
Household Products	1.4
Beverages	1.4
Media	1.4
Diversified Telecommunication Services	1.3
Food & Staples Retailing	1.3
Industrial Conglomerates	1.2
Life Sciences Tools & Services	1.2
Road & Rail	1.0
Food Products	0.9
Communications Equipment	0.8
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Electronic Equipment, Instruments & Components	0.7
Tobacco	0.6
Air Freight & Logistics	0.6
Consumer Finance	0.6
Multiline Retail	0.5
Electrical Equipment	0.5
Building Products	0.5
Household Durables	0.4
Professional Services	0.4
Commercial Services & Supplies	0.4
Metals & Mining	0.3
Containers & Packaging	0.3
Airlines	0.3
Energy Equipment & Services	0.3
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Auto Components	0.2
Construction Materials	0.1
Distributors	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Equipment & Products	0.0*
Construction & Engineering	0.0*
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Gas Utilities	0.0*%
	Short-Term Investments	1.5
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
COMMUNICATION SERVICES — 10.9%
Activision Blizzard, Inc.	34,400	$ 3,288,984
Alphabet, Inc. Class A (a)	13,523	27,342,289
Alphabet, Inc. Class C (a)	13,045	26,570,839
AT&T, Inc.	320,100	8,927,589
Cars.com, Inc. (a)	1	12
Charter Communications, Inc. Class A (a)	6,700	4,109,914
Comcast Corp. Class A	205,230	10,819,726
Discovery, Inc. Class A (a)(b)	6,597	349,839
Discovery, Inc. Class C (a)	13,760	619,200
DISH Network Corp. Class A (a)	12,717	400,713
Electronic Arts, Inc.	13,421	1,798,011
Facebook, Inc. Class A (a)	108,307	27,902,049
Fox Corp. Class A	16,903	563,039
Fox Corp. Class B	5,600	178,808
Interpublic Group of Cos., Inc.	15,528	405,591
Live Nation Entertainment, Inc. (a)(b)	6,000	533,160
Lumen Technologies, Inc.	43,887	539,371
Netflix, Inc. (a)	19,896	10,720,960
News Corp. Class A	18,814	441,188
News Corp. Class B	7,500	171,900
Omnicom Group, Inc.	10,650	731,975
Take-Two Interactive Software, Inc. (a)	5,500	1,014,530
T-Mobile US, Inc. (a)	25,950	3,113,221
Twitter, Inc. (a)	36,300	2,797,278
Verizon Communications, Inc.	185,951	10,283,090
ViacomCBS, Inc. Class B	24,831	1,601,351
Walt Disney Co. (a)	81,438	15,395,040
		160,619,667
CONSUMER DISCRETIONARY — 12.2%
Advance Auto Parts, Inc.	3,300	529,155
Amazon.com, Inc. (a)	19,202	59,390,442
Aptiv PLC	11,881	1,780,249
AutoZone, Inc. (a)	1,088	1,261,993
Best Buy Co., Inc.	10,713	1,075,049
Booking Holdings, Inc. (a)	1,808	4,209,946
BorgWarner, Inc.	12,323	554,535
CarMax, Inc. (a)	7,197	860,113
Carnival Corp.	35,949	961,636
Chipotle Mexican Grill, Inc. (a)	1,214	1,750,588
D.R. Horton, Inc.	15,579	1,197,558
Darden Restaurants, Inc.	6,217	853,781
Dollar General Corp.	10,787	2,038,635
Dollar Tree, Inc. (a)	11,182	1,098,072
Domino's Pizza, Inc.	1,700	589,067
eBay, Inc.	30,158	1,701,514
Etsy, Inc. (a)	6,000	1,321,620
Expedia Group, Inc.	5,975	961,975
Security Description	Shares	Value
Ford Motor Co.	172,660	$ 2,020,122
Gap, Inc. (a)	10,064	251,097
Garmin, Ltd.	6,560	813,571
General Motors Co.	55,977	2,873,299
Genuine Parts Co.	6,120	644,742
Hanesbrands, Inc. (b)	16,800	297,192
Hasbro, Inc.	6,328	592,997
Hilton Worldwide Holdings, Inc.	12,200	1,508,896
Home Depot, Inc.	48,410	12,506,239
L Brands, Inc.	10,346	565,512
Las Vegas Sands Corp.	14,800	926,480
Leggett & Platt, Inc.	6,444	278,832
Lennar Corp. Class A	12,725	1,055,793
LKQ Corp. (a)	11,800	464,802
Lowe's Cos., Inc.	32,812	5,241,717
Marriott International, Inc. Class A	12,252	1,814,154
McDonald's Corp.	33,415	6,888,168
MGM Resorts International	17,500	661,325
Mohawk Industries, Inc. (a)	2,969	519,545
Newell Brands, Inc.	19,750	457,607
NIKE, Inc. Class B	56,302	7,588,384
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	381,324
NVR, Inc. (a)	170	765,143
O'Reilly Automotive, Inc. (a)	3,320	1,485,136
Pool Corp.	2,000	669,540
PulteGroup, Inc.	13,443	606,414
PVH Corp.	3,351	334,966
Ralph Lauren Corp.	2,236	261,791
Ross Stores, Inc.	16,544	1,929,692
Royal Caribbean Cruises, Ltd.	8,500	792,795
Starbucks Corp.	52,592	5,681,514
Tapestry, Inc.	13,100	552,034
Target Corp.	22,344	4,098,783
Tesla, Inc. (a)	34,200	23,102,100
TJX Cos., Inc.	53,550	3,533,764
Tractor Supply Co.	4,974	790,667
Ulta Beauty, Inc. (a)	2,700	870,291
Under Armour, Inc. Class A (a)	3,676	80,468
Under Armour, Inc. Class C (a)	9,278	168,860
VF Corp.	15,228	1,204,992
Whirlpool Corp.	2,759	524,431
Wynn Resorts, Ltd.	4,559	600,557
Yum! Brands, Inc.	13,190	1,365,561
		179,907,225
CONSUMER STAPLES — 5.9%
Altria Group, Inc.	82,870	3,613,132
Archer-Daniels-Midland Co.	24,392	1,380,099
British American Tobacco PLC ADR	1	35
Brown-Forman Corp. Class B	9,127	653,311

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	8,783	$ 399,451
Church & Dwight Co., Inc.	11,000	866,250
Clorox Co.	5,979	1,082,498
Coca-Cola Co.	173,722	8,510,641
Colgate-Palmolive Co.	39,179	2,946,261
Conagra Brands, Inc.	20,751	704,082
Constellation Brands, Inc. Class A	7,476	1,600,911
Costco Wholesale Corp.	19,734	6,531,954
Estee Lauder Cos., Inc. Class A	10,063	2,876,609
General Mills, Inc.	26,822	1,475,478
Hershey Co.	7,015	1,021,735
Hormel Foods Corp.	13,998	649,087
J.M. Smucker Co.	5,455	610,960
Kellogg Co.	11,607	669,840
Kimberly-Clark Corp.	15,873	2,036,982
Kraft Heinz Co.	28,051	1,020,495
Kroger Co.	36,910	1,188,871
Lamb Weston Holdings, Inc.	7,000	558,390
McCormick & Co., Inc.	11,822	996,358
Molson Coors Beverage Co. Class B	9,209	409,340
Mondelez International, Inc. Class A	63,694	3,385,973
Monster Beverage Corp. (a)	16,987	1,490,439
PepsiCo, Inc.	62,038	8,014,689
Philip Morris International, Inc.	69,787	5,863,504
Procter & Gamble Co.	111,513	13,775,201
Sysco Corp.	22,435	1,786,499
Tyson Foods, Inc. Class A	13,991	946,771
Walmart, Inc.	62,199	8,080,894
Walgreens Boots Alliance, Inc.	32,813	1,572,727
		86,719,467
ENERGY — 2.8%
APA Corp.	18,270	360,467
Baker Hughes Co.	32,394	793,005
Cabot Oil & Gas Corp.	20,922	387,266
ChampionX Corp. (a)	1	21
Chevron Corp.	86,498	8,649,800
ConocoPhillips	60,327	3,137,607
Devon Energy Corp.	28,880	622,075
Diamondback Energy, Inc.	6,000	415,680
EOG Resources, Inc.	25,663	1,656,803
Exxon Mobil Corp.	190,072	10,334,215
Halliburton Co.	39,467	861,565
Hess Corp.	12,044	789,243
HollyFrontier Corp.	7,000	265,160
Kinder Morgan, Inc.	84,976	1,249,147
Marathon Oil Corp.	41,589	461,638
Marathon Petroleum Corp.	28,584	1,561,258
Nov, Inc.	18,541	279,969
Occidental Petroleum Corp.	39,937	1,062,724
ONEOK, Inc.	19,804	877,119
Security Description	Shares	Value
Phillips 66	19,192	$ 1,593,896
Pioneer Natural Resources Co.	9,424	1,400,124
Schlumberger NV	64,293	1,794,418
Valero Energy Corp.	18,886	1,453,844
Williams Cos., Inc.	52,910	1,208,465
		41,215,509
FINANCIALS — 11.0%
Aflac, Inc.	29,774	1,425,877
Allstate Corp.	13,967	1,488,882
American Express Co.	29,152	3,943,100
American International Group, Inc.	37,932	1,667,111
Ameriprise Financial, Inc.	5,263	1,164,386
Aon PLC Class A	8,847	2,014,550
Arthur J Gallagher & Co.	8,600	1,030,280
Assurant, Inc.	3,046	375,328
Bank of America Corp.	342,366	11,883,524
Bank of New York Mellon Corp.	35,791	1,508,949
Berkshire Hathaway, Inc. Class B (a)	87,619	21,073,246
BlackRock, Inc.	6,318	4,387,851
Capital One Financial Corp.	20,268	2,436,011
Cboe Global Markets, Inc.	4,700	465,112
Charles Schwab Corp.	68,189	4,208,625
Chubb, Ltd.	20,541	3,339,556
Cincinnati Financial Corp.	7,405	724,727
Citigroup, Inc.	93,293	6,146,143
Citizens Financial Group, Inc.	18,900	821,016
CME Group, Inc.	15,992	3,193,602
Comerica, Inc.	6,717	457,428
Discover Financial Services	14,077	1,324,223
Everest Re Group, Ltd.	1,600	386,896
Fifth Third Bancorp	33,254	1,153,581
First Republic Bank	8,000	1,318,000
Franklin Resources, Inc.	10,551	276,120
Globe Life, Inc.	4,584	428,146
Goldman Sachs Group, Inc.	15,388	4,916,158
Hartford Financial Services Group, Inc.	16,130	817,630
Huntington Bancshares, Inc.	50,165	769,531
Intercontinental Exchange, Inc.	25,625	2,826,694
Invesco, Ltd.	16,189	362,957
JPMorgan Chase & Co.	137,272	20,202,320
KeyCorp.	43,079	867,611
Lincoln National Corp.	7,410	421,407
Loews Corp.	10,012	478,674
M&T Bank Corp.	6,134	925,866
MarketAxess Holdings, Inc.	1,800	1,000,692
Marsh & McLennan Cos., Inc.	23,434	2,700,065
MetLife, Inc.	35,226	2,029,018
Moody's Corp.	7,534	2,071,021
Morgan Stanley	63,961	4,916,682
MSCI, Inc.	3,900	1,616,628

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	5,025	$ 694,907
Northern Trust Corp.	9,610	914,199
People's United Financial, Inc.	22,434	402,466
PNC Financial Services Group, Inc.	18,842	3,172,239
Principal Financial Group, Inc.	12,326	697,405
Progressive Corp.	25,952	2,230,574
Prudential Financial, Inc.	17,337	1,503,465
Raymond James Financial, Inc.	5,800	677,092
Regions Financial Corp.	41,343	852,906
S&P Global, Inc.	10,698	3,523,493
State Street Corp. (c)	16,847	1,225,956
SVB Financial Group (a)	2,300	1,162,328
Synchrony Financial	23,871	923,330
T Rowe Price Group, Inc.	10,420	1,689,499
Travelers Cos., Inc.	11,098	1,614,759
Truist Financial Corp.	61,498	3,502,926
Unum Group	9,624	254,844
US Bancorp	61,030	3,051,500
Wells Fargo & Co.	185,446	6,707,582
Willis Towers Watson PLC	8,728	1,925,746
WR Berkley Corp.	7,000	485,310
Zions Bancorp NA	8,658	460,346
		163,238,096
HEALTH CARE — 12.9%
Abbott Laboratories	79,649	9,540,357
AbbVie, Inc.	79,252	8,538,611
ABIOMED, Inc. (a)	2,200	714,010
Agilent Technologies, Inc.	14,075	1,718,135
Alexion Pharmaceuticals, Inc. (a)	10,027	1,531,624
Align Technology, Inc. (a)	3,200	1,814,752
AmerisourceBergen Corp.	6,752	683,437
Amgen, Inc.	26,091	5,868,388
Anthem, Inc.	11,119	3,371,170
Baxter International, Inc.	23,670	1,838,922
Becton Dickinson and Co.	12,877	3,105,289
Biogen, Inc. (a)	6,747	1,841,121
Bio-Rad Laboratories, Inc. Class A (a)	900	526,050
Boston Scientific Corp. (a)	65,277	2,531,442
Bristol-Myers Squibb Co.	101,277	6,211,318
Cardinal Health, Inc.	13,024	670,996
Catalent, Inc. (a)	7,200	818,712
Centene Corp. (a)	25,378	1,485,628
Cerner Corp.	13,763	951,574
Cigna Corp.	16,584	3,480,982
Cooper Cos., Inc.	2,300	888,099
CVS Health Corp.	58,433	3,981,040
Danaher Corp.	28,378	6,233,795
DaVita, Inc. (a)	2,972	303,530
DENTSPLY SIRONA, Inc.	10,866	576,659
DexCom, Inc. (a)	4,500	1,790,010
Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	27,570	$ 2,291,067
Eli Lilly & Co.	35,662	7,306,787
Gilead Sciences, Inc.	55,846	3,428,944
HCA Healthcare, Inc.	12,300	2,115,969
Henry Schein, Inc. (a)	7,100	439,135
Hologic, Inc. (a)	11,300	814,617
Humana, Inc.	6,117	2,322,319
IDEXX Laboratories, Inc. (a)	3,800	1,976,646
Illumina, Inc. (a)	6,500	2,856,165
Incyte Corp. (a)	9,000	707,940
Intuitive Surgical, Inc. (a)	5,356	3,946,301
IQVIA Holdings, Inc. (a)	9,000	1,735,110
Johnson & Johnson	118,541	18,784,007
Laboratory Corp. of America Holdings (a)	4,547	1,090,871
McKesson Corp.	7,629	1,293,268
Medtronic PLC	60,404	7,065,456
Merck & Co., Inc.	113,598	8,249,487
Mettler-Toledo International, Inc. (a)	1,100	1,227,655
PerkinElmer, Inc.	5,032	634,485
Perrigo Co. PLC	6,714	270,977
Pfizer, Inc.	249,548	8,357,363
Quest Diagnostics, Inc.	6,458	746,480
Regeneron Pharmaceuticals, Inc. (a)	4,658	2,098,755
ResMed, Inc.	6,300	1,214,514
STERIS PLC	4,200	734,160
Stryker Corp.	14,595	3,542,061
Teleflex, Inc.	2,200	875,864
Thermo Fisher Scientific, Inc.	17,812	8,016,825
UnitedHealth Group, Inc.	42,722	14,193,103
Universal Health Services, Inc. Class B	3,200	401,056
Varian Medical Systems, Inc. (a)	4,331	759,094
Vertex Pharmaceuticals, Inc. (a)	11,848	2,518,292
Viatris, Inc. (a)	55,572	825,244
Waters Corp. (a)	2,715	743,584
West Pharmaceutical Services, Inc.	3,300	926,145
Zimmer Biomet Holdings, Inc.	9,127	1,488,249
Zoetis, Inc.	21,128	3,279,911
		190,293,557
INDUSTRIALS — 8.3%
3M Co.	25,743	4,506,570
A.O. Smith Corp.	6,500	385,905
Alaska Air Group, Inc.	5,900	383,618
Allegion PLC	4,537	493,535
American Airlines Group, Inc. (b)	24,400	510,936
AMETEK, Inc.	10,001	1,179,818
Boeing Co.	23,724	5,029,725

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	6,482	$ 588,890
Carrier Global Corp.	35,579	1,299,701
Caterpillar, Inc.	24,355	5,257,757
Cintas Corp.	3,822	1,239,627
Copart, Inc. (a)	9,900	1,080,684
CSX Corp.	34,059	3,118,101
Cummins, Inc.	6,544	1,656,941
Deere & Co.	14,054	4,906,532
Delta Air Lines, Inc.	27,866	1,335,896
Dover Corp.	6,345	782,085
Eaton Corp. PLC	17,699	2,304,233
Emerson Electric Co.	26,469	2,273,687
Equifax, Inc.	5,795	938,095
Expeditors International of Washington, Inc.	8,344	766,313
Fastenal Co.	27,384	1,269,796
FedEx Corp.	10,750	2,735,875
Flowserve Corp.	6,255	231,435
Fortive Corp.	15,381	1,012,377
Fortune Brands Home & Security, Inc.	6,200	515,468
General Dynamics Corp.	10,689	1,747,331
General Electric Co.	391,949	4,915,040
Honeywell International, Inc.	31,503	6,374,632
Howmet Aerospace, Inc.	18,563	521,806
Huntington Ingalls Industries, Inc.	2,200	387,002
IDEX Corp.	3,400	663,578
IHS Markit, Ltd.	16,300	1,469,608
Illinois Tool Works, Inc.	12,771	2,582,041
Ingersoll Rand, Inc. (a)	17,591	815,167
Jacobs Engineering Group, Inc.	5,457	627,992
JB Hunt Transport Services, Inc.	4,200	616,854
Johnson Controls International PLC	33,293	1,857,416
Kansas City Southern	4,504	956,379
L3Harris Technologies, Inc.	9,712	1,766,710
Leidos Holdings, Inc.	6,400	566,080
Lockheed Martin Corp.	11,290	3,728,523
Masco Corp.	10,939	582,174
Nielsen Holdings PLC	17,175	384,892
Norfolk Southern Corp.	11,568	2,915,830
Northrop Grumman Corp.	6,886	2,008,371
Old Dominion Freight Line, Inc.	4,400	944,988
Otis Worldwide Corp.	19,389	1,235,273
PACCAR, Inc.	15,135	1,377,134
Parker-Hannifin Corp.	5,614	1,610,993
Pentair PLC	7,891	441,344
Quanta Services, Inc.	6,693	561,208
Raytheon Technologies Corp.	67,952	4,891,864
Republic Services, Inc.	9,214	820,875
Robert Half International, Inc.	4,374	340,253
Rockwell Automation, Inc.	5,079	1,235,619
Security Description	Shares	Value
Rollins, Inc.	10,425	$ 345,797
Roper Technologies, Inc.	4,635	1,750,269
Snap-on, Inc.	2,272	461,466
Southwest Airlines Co.	26,927	1,565,267
Stanley Black & Decker, Inc.	6,950	1,215,138
Teledyne Technologies, Inc. (a)	1,800	667,800
Textron, Inc.	9,706	488,600
Trane Technologies PLC	10,516	1,611,472
TransDigm Group, Inc. (a)	2,500	1,441,675
Union Pacific Corp.	30,238	6,227,818
United Airlines Holdings, Inc. (a)	12,400	653,232
United Parcel Service, Inc. Class B	31,955	5,043,458
United Rentals, Inc. (a)	3,200	951,616
Verisk Analytics, Inc.	7,100	1,163,335
W.W. Grainger, Inc.	2,212	824,435
Waste Management, Inc.	17,104	1,896,663
Westinghouse Air Brake Technologies Corp.	8,982	650,566
Xylem, Inc.	7,934	789,909
		122,499,093
INFORMATION TECHNOLOGY — 26.8%
Accenture PLC Class A	28,382	7,121,044
Adobe, Inc. (a)	21,513	9,888,881
Advanced Micro Devices, Inc. (a)	53,800	4,546,638
Akamai Technologies, Inc. (a)	7,534	711,963
Amphenol Corp. Class A	13,180	1,656,462
Analog Devices, Inc.	12,569	1,958,502
ANSYS, Inc. (a)	3,800	1,295,762
Apple, Inc.	720,956	87,423,125
Applied Materials, Inc.	40,853	4,828,416
Arista Networks, Inc. (a)	2,700	755,568
Autodesk, Inc. (a)	10,070	2,779,320
Automatic Data Processing, Inc.	19,065	3,317,691
Broadcom, Inc.	18,135	8,521,092
Broadridge Financial Solutions, Inc.	5,200	740,948
Cadence Design Systems, Inc. (a)	12,300	1,735,407
CDW Corp.	6,600	1,035,474
Cisco Systems, Inc.	189,729	8,513,140
Citrix Systems, Inc.	5,778	771,825
Cognizant Technology Solutions Corp. Class A	24,827	1,824,288
Corning, Inc.	35,350	1,351,784
DXC Technology Co.	12,091	304,935
Enphase Energy, Inc. (a)	6,000	1,056,360
F5 Networks, Inc. (a)	2,959	562,151
Fidelity National Information Services, Inc.	27,686	3,820,668
Fiserv, Inc. (a)	26,484	3,055,459

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	3,900	$ 1,081,509
FLIR Systems, Inc.	4,639	247,723
Fortinet, Inc. (a)	6,000	1,013,100
Gartner, Inc. (a)	3,900	698,256
Global Payments, Inc.	13,618	2,696,228
Hewlett Packard Enterprise Co.	55,063	801,717
HP, Inc.	60,363	1,748,716
Intel Corp.	184,220	11,196,892
International Business Machines Corp.	39,847	4,739,004
Intuit, Inc.	12,026	4,691,824
IPG Photonics Corp. (a)	1,400	318,290
Jack Henry & Associates, Inc.	3,600	534,384
Juniper Networks, Inc.	16,444	382,816
Keysight Technologies, Inc. (a)	8,800	1,245,376
KLA Corp.	7,173	2,232,453
Lam Research Corp.	6,381	3,619,239
Mastercard, Inc. Class A	39,549	13,994,414
Maxim Integrated Products, Inc.	21,624	2,014,708
Microchip Technology, Inc.	11,506	1,756,161
Micron Technology, Inc. (a)	49,728	4,551,604
Microsoft Corp.	341,077	79,259,473
Monolithic Power Systems, Inc.	2,000	749,040
Motorola Solutions, Inc.	7,428	1,303,465
NetApp, Inc.	10,943	685,032
NortonLifeLock, Inc.	27,003	526,828
NVIDIA Corp.	27,812	15,257,107
Oracle Corp.	84,870	5,474,964
Paychex, Inc.	13,931	1,268,696
Paycom Software, Inc. (a)	2,200	823,328
PayPal Holdings, Inc. (a)	52,758	13,709,166
Qorvo, Inc. (a)	5,000	873,650
QUALCOMM, Inc.	50,685	6,902,790
salesforce.com, Inc. (a)	41,105	8,899,232
Seagate Technology PLC	9,676	708,573
ServiceNow, Inc. (a)	8,700	4,641,102
Skyworks Solutions, Inc.	7,300	1,298,086
Synopsys, Inc. (a)	6,700	1,642,907
TE Connectivity, Ltd.	14,549	1,891,806
Teradyne, Inc.	7,900	1,016,019
Texas Instruments, Inc.	41,206	7,098,558
Trimble, Inc. (a)	11,900	882,266
Tyler Technologies, Inc. (a)	1,700	787,814
VeriSign, Inc. (a)	4,820	935,225
Visa, Inc. Class A	76,340	16,213,853
Vontier Corp. (a)	6,152	193,173
Western Digital Corp.	13,106	898,154
Western Union Co.	18,240	423,533
Xerox Holdings Corp.	10,023	255,386
Xilinx, Inc.	11,542	1,503,923
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	2,500	$ 1,248,575
		396,513,041
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	10,207	2,609,113
Albemarle Corp.	5,300	833,213
Amcor PLC	68,730	751,906
Avery Dennison Corp.	3,618	633,910
Ball Corp.	14,216	1,213,904
Celanese Corp.	5,000	694,550
CF Industries Holdings, Inc.	10,430	472,270
Corteva, Inc.	32,677	1,475,367
Dow, Inc.	34,310	2,034,926
DuPont de Nemours, Inc.	23,574	1,657,724
Eastman Chemical Co.	5,872	641,575
Ecolab, Inc.	10,989	2,300,657
FMC Corp.	5,622	571,701
Freeport-McMoRan, Inc.	66,164	2,243,621
International Flavors & Fragrances, Inc.	10,944	1,483,022
International Paper Co.	17,308	859,342
Linde PLC	23,529	5,747,429
LyondellBasell Industries NV Class A	12,022	1,239,348
Martin Marietta Materials, Inc.	2,855	961,764
Mosaic Co.	13,716	403,250
Newmont Corp.	36,473	1,983,402
Nucor Corp.	12,906	772,037
Packaging Corp. of America	4,800	633,696
PPG Industries, Inc.	10,288	1,387,028
Sealed Air Corp.	7,569	317,141
Sherwin-Williams Co.	3,787	2,576,448
Vulcan Materials Co.	6,190	1,033,668
Westrock Co.	13,348	581,839
		38,113,851
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	5,500	878,295
American Tower Corp. REIT	19,882	4,297,097
AvalonBay Communities, Inc. REIT	6,629	1,165,047
Boston Properties, Inc. REIT	6,121	606,775
CBRE Group, Inc. Class A (a)	16,008	1,212,926
Crown Castle International Corp. REIT	19,142	2,981,366
Digital Realty Trust, Inc. REIT	13,100	1,764,963
Duke Realty Corp. REIT	17,700	694,725
Equinix, Inc. REIT	4,038	2,617,997
Equity Residential REIT	16,338	1,068,669
Essex Property Trust, Inc. REIT	2,955	752,904
Extra Space Storage, Inc. REIT	5,500	691,350
Federal Realty Investment Trust REIT	3,400	343,978

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
Healthpeak Properties, Inc. REIT	22,877	$ 665,492
Host Hotels & Resorts, Inc. REIT	33,659	558,403
Iron Mountain, Inc. REIT (b)	14,174	493,113
Kimco Realty Corp. REIT	23,116	423,716
Mid-America Apartment Communities, Inc. REIT	5,500	741,015
Prologis, Inc. REIT	32,945	3,263,861
Public Storage REIT	6,652	1,556,169
Realty Income Corp. REIT	15,600	940,056
Regency Centers Corp. REIT	8,299	454,619
SBA Communications Corp. REIT	5,300	1,352,189
Simon Property Group, Inc. REIT	15,335	1,731,628
SL Green Realty Corp. (b)	3,524	243,403
UDR, Inc. REIT	14,600	601,082
Ventas, Inc. REIT	17,503	925,909
Vornado Realty Trust REIT	7,646	328,319
Welltower, Inc. REIT	18,181	1,234,490
Weyerhaeuser Co. REIT	35,598	1,205,704
		35,795,260
UTILITIES — 2.5%
AES Corp.	31,759	843,519
Alliant Energy Corp.	12,400	572,384
Ameren Corp.	10,856	762,851
American Electric Power Co., Inc.	23,043	1,724,769
American Water Works Co., Inc.	8,600	1,220,168
Atmos Energy Corp.	6,100	516,121
CenterPoint Energy, Inc.	27,035	525,560
CMS Energy Corp.	12,501	676,429
Consolidated Edison, Inc.	15,900	1,043,835
Dominion Energy, Inc.	36,224	2,474,824
DTE Energy Co.	9,239	1,087,615
Duke Energy Corp.	33,591	2,875,054
Edison International	18,005	972,090
Entergy Corp.	9,200	798,652
Evergy, Inc.	9,399	504,068
Eversource Energy	15,943	1,267,150
Exelon Corp.	45,259	1,746,997
FirstEnergy Corp.	25,829	855,973
NextEra Energy, Inc.	87,828	6,453,601
NiSource, Inc.	18,878	407,765
NRG Energy, Inc.	11,598	423,443
Security Description	Shares	Value
Pinnacle West Capital Corp.	4,756	$ 332,587
PPL Corp.	35,556	931,212
Public Service Enterprise Group, Inc.	22,036	1,186,198
Sempra Energy	12,624	1,464,132
Southern Co.	46,884	2,659,260
WEC Energy Group, Inc.	15,087	1,216,616
Xcel Energy, Inc.	23,000	1,347,570
		36,890,443
TOTAL COMMON STOCKS (Cost $327,261,584)		1,451,805,209

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	21,351,157	21,351,157
State Street Navigator Securities Lending Portfolio II (c) (f)	665,631	665,631
TOTAL SHORT-TERM INVESTMENTS (Cost $22,016,788)		22,016,788
TOTAL INVESTMENTS — 99.8% (Cost $349,278,372)		1,473,821,997
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,715,884
NET ASSETS — 100.0%		$ 1,476,537,881
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2021.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	134	03/19/2021	$25,911,184	$25,521,640	$(389,544)
See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

During the period ended February 28, 2021, average notional value related to futures contracts was $17,141,901.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,451,805,209	$—	$—	$1,451,805,209
Short-Term Investments	22,016,788	—	—	22,016,788
TOTAL INVESTMENTS	$1,473,821,997	$—	$—	$1,473,821,997
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(389,544)	—	—	(389,544)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (389,544)	$—	$—	$ (389,544)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/21	Value at 2/28/21	Dividend Income
State Street Corp.	20,147	$1,371,809	$ —	$ 228,658	$128,079	$(45,274)	16,847	$ 1,225,956	$17,989
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,765,914	5,765,914	122,236,099	106,650,856	—	—	21,351,157	21,351,157	3,434
State Street Navigator Securities Lending Portfolio II	1,303,868	1,303,868	6,048,646	6,686,883	—	—	665,631	665,631	6,867
Total		$8,441,591	$128,284,745	$ 113,566,397	$128,079	$(45,274)		$23,242,744	$28,290
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,450,579,253
Investments in affiliated issuers, at value	23,242,744
Total Investments	1,473,821,997
Net cash at broker	2,134,713
Receivable for fund shares sold	1,427,104
Dividends receivable — unaffiliated issuers	2,079,358
Dividends receivable — affiliated issuers	39,795
Securities lending income receivable — unaffiliated issuers	93
Securities lending income receivable — affiliated issuers	461
Receivable from Adviser	55,417
Prepaid expenses and other assets	9,578
TOTAL ASSETS	1,479,568,516
LIABILITIES
Payable upon return of securities loaned	665,631
Payable for fund shares repurchased	1,514,289
Payable to broker – accumulated variation margin on open futures contracts	452,653
Advisory fee payable	123,307
Custodian fees payable	23,701
Administration fees payable	40,238
Shareholder servicing fee payable	28,704
Distribution fees payable	44,252
Transfer agent fees payable	60,478
Professional fees payable	24,808
Printing and postage fees payable	45,588
Accrued expenses and other liabilities	6,986
TOTAL LIABILITIES	3,030,635
NET ASSETS	$1,476,537,881
NET ASSETS CONSIST OF:
Paid-in Capital	$ 263,168,188
Total distributable earnings (loss)	1,213,369,693
NET ASSETS	$1,476,537,881
NET ASSET VALUE PER SHARE
Net asset value per share	$ 241.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,110,294
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 326,817,138
Investments in affiliated issuers	22,461,234
Total cost of investments	$ 349,278,372
* Includes investments in securities on loan, at value	$ 2,067,628
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 391
Dividend income — unaffiliated issuers	12,207,132
Dividend income — affiliated issuers	21,423
Affiliated securities lending income	6,867
Foreign taxes withheld	(106)
TOTAL INVESTMENT INCOME (LOSS)	12,235,707
EXPENSES
Advisory fee	221,777
Administration fees	369,629
Shareholder servicing fees	177,422
Distribution fees	273,526
Custodian fees	67,470
Trustees’ fees and expenses	17,526
Transfer agent fees	130,560
Registration and filing fees	47,525
Professional fees and expenses	28,657
Printing and postage fees	35,585
Insurance expense	10,268
Miscellaneous expenses	19,616
TOTAL EXPENSES	1,399,561
Expenses waived/reimbursed by the Adviser	(238,926)
NET EXPENSES	1,160,635
NET INVESTMENT INCOME (LOSS)	$ 11,075,072
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	217,423,055
Investments — affiliated issuers	128,079
Futures contracts	1,690,074
Net realized gain (loss)	219,241,208
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(93,998,622)
Investments — affiliated issuers	(45,274)
Futures contracts	(507,892)
Net change in unrealized appreciation/depreciation	(94,551,788)
NET REALIZED AND UNREALIZED GAIN (LOSS)	124,689,420
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$135,764,492
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,075,072	$ 30,981,354
Net realized gain (loss)	219,241,208	121,654,173
Net change in unrealized appreciation/depreciation	(94,551,788)	157,243,285
Net increase (decrease) in net assets resulting from operations	135,764,492	309,878,812
Distributions to shareholders	(200,448,569)	(101,778,161)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	108,640,356	326,280,339
Reinvestment of distributions	195,200,329	99,047,950
Cost of shares redeemed	(372,075,022)	(551,757,204)
Net increase (decrease) in net assets from beneficial interest transactions	(68,234,337)	(126,428,915)
Net increase (decrease) in net assets during the period	(132,918,414)	81,671,736
Net assets at beginning of period	1,609,456,295	1,527,784,559
NET ASSETS AT END OF PERIOD	$1,476,537,881	$1,609,456,295
SHARES OF BENEFICIAL INTEREST:
Shares sold	435,073	1,504,171
Reinvestment of distributions	835,113	(449,545)
Shares redeemed	(1,506,656)	(2,486,173)
Net increase (decrease)	(236,470)	(532,457)
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/21(a) (Unaudited)	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)	Year Ended 8/31/18(a)(b)	Year Ended 8/31/17(a)(b)	Year Ended 8/31/16(a)(b)
Net asset value, beginning of period	$ 253.59	$ 222.06	$ 244.74	$ 215.94	$ 203.10	$ 188.40
Income (loss) from investment operations:
Net investment income (loss) (c)	1.85	4.55	4.38(d)(e)	3.96(d)(e)	3.96(d)(e)	3.96(d)(e)
Net realized and unrealized gain (loss)	21.38	42.08	(2.52)	36.72	26.82	18.60
Total from investment operations	23.23	46.63	1.86	40.68	30.78	22.56
Distributions to shareholders from:
Net investment income	(1.28)	(4.20)	(4.26)	(4.68)	(3.84)	(3.90)
Net realized gains	(33.89)	(10.90)	(20.28)	(7.20)	(14.10)	(3.96)
Total distributions	(35.17)	(15.10)	(24.54)	(11.88)	(17.94)	(7.86)
Net asset value, end of period	$ 241.65	$ 253.59	$ 222.06	$ 244.74	$ 215.94	$ 203.10
Total return (f)	9.68%	22.14%	2.71%	19.41%	16.06%	12.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,476,538	$1,609,456	$1,527,785	$1,606,947	$1,571,873	$1,518,948
Ratios to average net assets:
Total expenses	0.19%(g)	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.16%(d)(e)(g)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.15%(d)(e)
Net investment income (loss)	1.50%(d)(e)(g)	2.02%(d)(e)	2.00%(d)(e)	1.74%(d)(e)	1.91%(d)(e)	2.03%(d)(e)
Portfolio turnover rate	2%(h)	5%	3%(i)	2%(i)	3%(i)	6%(i)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
13

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2021 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2021, the Trust consists of three (3) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which
14

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(452,653)	$—	$(452,653)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$1,690,074	$—	$1,690,074

16

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(507,892)	$—	$(507,892)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2021 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2021 except with the approval of the Board. During the period ended February 28, 2021, SSGA FM agreed to reimburse fees of $165,001.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2021. For the period ended February 28, 2021, SSGA FM waived fees in the amount of $73,925. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
17

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2021 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2021, were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$35,775,547	$311,798,969
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$393,201,967	$1,089,187,885	$8,957,399	$1,080,230,486
18

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2021, and the value of the invested cash collateral are disclosed in the Fund's Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street S&P 500 Index Fund	$ 2,067,628	$ 665,631	$ 1,426,814	$ 2,092,445
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2021:
		Remaining Contractual Maturity of the Agreements As of February 28, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$665,631	$—	$—	$—	$665,631	$665,631
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
19

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2021 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of February 28, 2021.
10.    Risks
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

SSGA Funds
State Street S&P 500 Index Fund
Other Information — February 28, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2020 to February 28, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,096.80	$0.83	$1,024.00	$0.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
21

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — February 28, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at ssga.com and the SEC’s website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
22

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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPSAR01

Semi-Annual Report
February 28, 2021
SSGA Funds
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Baidu, Inc. ADR	3.4
Alrosa PJSC	2.5
United Microelectronics Corp.	2.4
KT&G Corp.	2.4
TOTAL	14.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2021

Description	% of Net Assets
Roche Holding AG	2.2%
Novartis AG	2.1
Sony Corp.	1.7
Allianz SE	1.4
Schneider Electric SE	1.4
TOTAL	8.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
BRAZIL — 1.5%
EDP - Energias do Brasil SA	30,900	$ 99,302
SLC Agricola SA	36,600	267,633
Transmissora Alianca de Energia Eletrica SA	60,800	331,437
		698,372
CHILE — 0.2%
AES Gener SA	506,998	87,197
CHINA — 31.2%
Alibaba Group Holding, Ltd. ADR (a)	3,800	903,489
Baidu, Inc. ADR (a)	5,400	1,530,684
Bank of Communications Co., Ltd. Class A	115,800	81,920
Bank of Communications Co., Ltd. Class H	117,000	66,069
China Communications Services Corp., Ltd. Class H	372,000	175,534
China Construction Bank Corp. Class H	1,167,000	937,337
China Hongqiao Group, Ltd.	147,500	182,938
China Longyuan Power Group Corp., Ltd. Class H	135,000	200,852
China Meidong Auto Holdings, Ltd.	14,000	53,246
China Minsheng Banking Corp., Ltd. Class H	245,500	146,545
China Petroleum & Chemical Corp. Class H	650,000	359,507
China Resources Cement Holdings, Ltd.	406,000	483,654
China Resources Power Holdings Co., Ltd.	424,000	493,618
China Shenhua Energy Co., Ltd. Class A	132,200	363,243
China Shenhua Energy Co., Ltd. Class H	347,000	659,423
China Yangtze Power Co., Ltd. Class A	157,200	480,604
Daqin Railway Co., Ltd. Class A	395,500	399,786
Guangdong Provincial Expressway Development Co., Ltd. Class B	898,100	523,360
Hengan International Group Co., Ltd.	129,000	893,102
JD.com, Inc. ADR (a)	1,300	122,031
Jiangsu Expressway Co., Ltd. Class H	350,000	406,565
Lenovo Group, Ltd.	606,000	766,441
Meituan Class B (a)(b)	2,900	127,120
Nanjing Iron & Steel Co., Ltd. Class A	455,400	238,274
NetEase, Inc. ADR	900	98,865
SDIC Power Holdings Co., Ltd. Class A	371,300	479,931
Security Description	Shares	Value
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	163,985	$ 256,893
Sinotruk Hong Kong, Ltd.	28,500	90,940
TangShan Port Group Co., Ltd. Class A	305,800	113,610
Tencent Holdings, Ltd.	10,100	862,669
Tianneng Power International, Ltd.	64,000	123,768
Vipshop Holdings, Ltd. ADR (a)	11,400	425,448
Yuexiu Transport Infrastructure, Ltd.	502,000	359,845
Zhongsheng Group Holdings, Ltd.	133,500	826,151
		14,233,462
CZECH REPUBLIC — 2.5%
Moneta Money Bank A/S (a)(b)	19,018	69,265
O2 Czech Republic A/S (a)	84,040	987,988
Philip Morris CR A/S	118	83,669
		1,140,922
GREECE — 0.2%
Aegean Airlines SA (a)	16,501	104,325
HONG KONG — 1.0%
Nine Dragons Paper Holdings, Ltd.	51,000	82,321
Yuexiu Real Estate Investment Trust	760,000	384,093
		466,414
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	329,774
INDIA — 8.4%
Coal India, Ltd.	50,966	105,559
Divi's Laboratories, Ltd.	7,581	346,951
Dr Reddy's Laboratories, Ltd.	2,224	133,968
HCL Technologies, Ltd.	85,361	1,056,427
Hindustan Petroleum Corp., Ltd.	53,994	178,143
Infosys, Ltd.	51,343	875,664
Tata Consultancy Services, Ltd.	5,325	209,732
Tech Mahindra, Ltd.	53,885	673,773
Wipro, Ltd.	43,638	243,651
		3,823,868
MALAYSIA — 1.5%
AMMB Holdings Bhd	124,200	96,966
IGB Real Estate Investment Trust	228,800	95,534
MISC Bhd	110,000	184,262
PPB Group Bhd	25,720	119,720
RHB Bank Bhd	87,400	117,037
Supermax Corp. Bhd	41,800	49,984
		663,503
MEXICO — 0.8%
Altos Hornos de Mexico SA de CV (a)(c)	499,000	—

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
Arca Continental SAB de CV	42,100	$ 190,708
Gruma SAB de CV Class B	14,885	162,233
		352,941
PAKISTAN — 1.2%
Indus Motor Co., Ltd.	17,140	120,794
MCB Bank, Ltd.	56,300	65,203
Oil & Gas Development Co., Ltd.	568,268	376,401
		562,398
PHILIPPINES — 2.5%
Globe Telecom, Inc.	13,205	551,388
Manila Electric Co.	103,790	579,701
		1,131,089
POLAND — 0.3%
Neuca SA	814	151,614
QATAR — 2.7%
Barwa Real Estate Co.	172,618	152,660
Masraf Al Rayan QSC	62,132	73,791
Ooredoo QSC	168,584	355,239
Qatar Gas Transport Co., Ltd.	253,190	227,913
Qatar Islamic Bank SAQ	95,186	408,793
		1,218,396
RUSSIA — 3.6%
Alrosa PJSC (a)	849,749	1,134,329
Mobile TeleSystems PJSC ADR	36,100	296,742
X5 Retail Group NV GDR	4,487	145,827
Yandex NV Class A (a)(d)	1,300	83,181
		1,660,079
SAUDI ARABIA — 4.4%
Advanced Petrochemical Co.	11,872	212,035
Al Rajhi Bank	10,813	260,774
Bank Al-Jazira	95,544	340,700
Jarir Marketing Co.	9,030	411,713
Qassim Cement Co.	14,089	321,257
Riyad Bank	12,745	66,888
Samba Financial Group	12,761	114,175
Saudi Telecom Co.	6,981	219,918
Yanbu Cement Co.	5,447	66,807
		2,014,267
SINGAPORE — 0.6%
BOC Aviation, Ltd. (b)(d)	27,500	265,908
SOUTH KOREA — 9.4%
Hyundai Glovis Co., Ltd.	1,261	216,620
Hyundai Mobis Co., Ltd.	267	72,008
Kia Motors Corp.	4,390	310,250
KT&G Corp.	15,638	1,089,858
Kumho Petrochemical Co., Ltd. (a)	341	64,042
LG Electronics, Inc.	2,080	271,224
NongShim Co., Ltd.	419	102,559
POSCO	1,716	429,954
Samsung Card Co., Ltd.	2,133	62,557
Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	383	$ 64,600
Samsung Electronics Co., Ltd.	11,984	880,000
Shinhan Financial Group Co., Ltd.	7,426	217,790
SK Hynix, Inc.	2,151	270,909
SK Telecom Co., Ltd.	1,113	245,187
		4,297,558
TAIWAN — 23.0%
Asustek Computer, Inc.	45,000	491,159
Cathay Financial Holding Co., Ltd.	142,746	214,997
Chunghwa Telecom Co., Ltd.	31,000	121,874
CTBC Financial Holding Co., Ltd.	1,294,000	929,180
First Financial Holding Co., Ltd.	1,326,087	992,691
Fubon Financial Holding Co., Ltd.	202,000	361,899
Greatek Electronics, Inc.	215,000	548,066
Hon Hai Precision Industry Co., Ltd.	35,000	140,741
Lite-On Technology Corp.	201,000	428,665
Pegatron Corp.	123,000	329,443
Pou Chen Corp.	49,000	53,130
Powertech Technology, Inc.	156,000	560,093
Sampo Corp.	330,200	317,130
Taiwan Cement Corp.	69,000	104,048
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	314,850
Taiwan Semiconductor Manufacturing Co., Ltd.	81,782	1,779,370
Taiwan Shin Kong Security Co., Ltd.	290,880	394,768
Tripod Technology Corp.	17,000	84,535
Ttet Union Corp.	41,000	194,309
Uni-President Enterprises Corp.	267,960	646,510
United Microelectronics Corp.	563,000	1,095,578
Yuanta Financial Holding Co., Ltd.	487,760	372,135
		10,475,171
UNITED ARAB EMIRATES — 2.4%
Aldar Properties PJSC	1,004,515	978,437
Emirates Telecommunications Group Co. PJSC	19,776	106,070
		1,084,507
TOTAL COMMON STOCKS (Cost $36,284,818)		44,761,765

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e)(f)	1,099,489	1,099,489

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	329,963	$ 329,963
TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,452)		1,429,452
TOTAL INVESTMENTS — 101.2% (Cost $37,714,270)		46,191,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(537,002)
NET ASSETS — 100.0%		$ 45,654,215
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of February 28, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of February 28, 2021, total aggregate fair value of this security is $0.
(d)	All or a portion of the shares of the security are on loan at February 28, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at February 28, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At February 28, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	5	03/19/2021	$339,526	$334,525	$(5,001)
During the period ended February 28, 2021, average notional value related to futures contracts was $659,152.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 40,923,115	$3,838,650	$ 0(a)	$44,761,765
Short-Term Investments	1,429,452	—	—	1,429,452
TOTAL INVESTMENTS	$42,352,567	$3,838,650	$ 0	$46,191,217
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(5,001)	—	—	(5,001)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (5,001)	$ —	$—	$ (5,001)
(a)	The Fund held a Level 3 security that was valued at $0 at February 28, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of February 28, 2021

% of Net Assets
Banks	10.9%
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
IT Services	6.7
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	5.4
Oil, Gas & Consumable Fuels	5.0
Diversified Telecommunication Services	4.7
Metals & Mining	4.4
Independent Power and Renewable Electricity Producers	3.8
Real Estate Investment Trusts (REITs)	3.5
Internet & Direct Marketing Retail	3.5
Specialty Retail	3.4
Food Products	3.3
Transportation Infrastructure	3.1
Tobacco	2.6
Wireless Telecommunication Services	2.4
Electric Utilities	2.2
Construction Materials	2.1
Personal Products	2.0
Household Durables	1.3
Automobiles	0.9
Road & Rail	0.9
Commercial Services & Supplies	0.9
Capital Markets	0.8
Diversified Financial Services	0.8
Life Sciences Tools & Services	0.8
Electronic Equipment, Instruments & Components	0.6
Chemicals	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.5
Insurance	0.5
Auto Components	0.4
Beverages	0.4
Marine	0.4
Construction & Engineering	0.4
Health Care Providers & Services	0.3
Food & Staples Retailing	0.3
Pharmaceuticals	0.3
Airlines	0.2
Entertainment	0.2
Machinery	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Textiles, Apparel & Luxury Goods	0.1
Health Care Equipment & Supplies	0.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/21	Value at 2/28/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	752,339	$752,339	$4,964,059	$4,616,909	$—	$—	1,099,489	$1,099,489	$174
State Street Navigator Securities Lending Portfolio II	—	—	1,392,593	1,062,630	—	—	329,963	329,963	121
Total		$752,339	$6,356,652	$5,679,539	$—	$—		$1,429,452	$295
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 10.1%
Aurizon Holdings, Ltd.	14,813	$ 43,426
Australia & New Zealand Banking Group, Ltd.	15,500	312,116
BHP Group PLC (a)	81,535	2,578,029
BHP Group, Ltd.	53,756	2,032,142
Brambles, Ltd.	112,442	856,533
Coles Group, Ltd.	75,924	895,574
Computershare, Ltd.	105,577	1,078,004
Fortescue Metals Group, Ltd.	114,956	2,132,599
JB Hi-Fi, Ltd. (a)	13,408	447,851
Metcash, Ltd. (a)	81,127	210,366
Rio Tinto PLC	28,787	2,481,361
Rio Tinto, Ltd.	7,189	703,561
Scentre Group REIT	362,198	802,636
Sonic Healthcare, Ltd.	66,398	1,621,083
Stockland REIT	370,910	1,190,104
Wesfarmers, Ltd.	34,839	1,319,970
		18,705,355
AUSTRIA — 0.6%
ANDRITZ AG	6,451	309,159
BAWAG Group AG (b)	4,048	210,212
OMV AG	5,296	254,701
Semperit AG Holding (c)	9,127	282,463
		1,056,535
BELGIUM — 0.7%
Ageas SA/NV	6,193	347,157
bpost SA (c)	38,516	417,082
Etablissements Franz Colruyt NV	2,729	163,448
Telenet Group Holding NV	7,317	291,688
UCB SA	976	97,081
		1,316,456
CHINA — 0.2%
SITC International Holdings Co., Ltd.	51,000	134,133
Yangzijiang Shipbuilding Holdings, Ltd.	314,900	252,695
		386,828
DENMARK — 2.4%
AP Moller - Maersk A/S Class A	534	1,071,778
AP Moller - Maersk A/S Class B (a)	663	1,424,279
Carlsberg AS Class B	2,923	460,039
Per Aarsleff Holding A/S	11,478	516,800
Scandinavian Tobacco Group A/S Class A (b)	42,224	784,438
Spar Nord Bank A/S	12,705	132,138
		4,389,472
FINLAND — 2.1%
Kesko Oyj Class B	74,925	1,902,033
Nordea Bank Abp	50,914	460,185
Security Description	Shares	Value
Tokmanni Group Corp.	23,442	$ 509,111
Uponor Oyj	31,598	661,843
Valmet Oyj	7,579	254,399
		3,787,571
FRANCE — 8.8%
AKWEL	9,801	345,893
Arkema SA	3,752	414,218
BNP Paribas SA (c)	43,749	2,601,000
Cie de Saint-Gobain (c)	41,670	2,233,303
CNP Assurances (c)	107,787	1,939,052
Coface SA (c)	30,604	334,174
Derichebourg SA (c)	27,898	221,317
Electricite de France SA (c)	35,814	428,139
Iliad SA	1,698	300,343
L'Oreal SA	218	79,645
LVMH Moet Hennessy Louis Vuitton SE	244	154,559
Maisons du Monde SA (b)(c)	20,570	371,288
Manitou BF SA	4,668	150,097
Mersen SA (c)	9,728	333,927
Metropole Television SA (c)	22,251	444,586
Publicis Groupe SA	10,764	630,404
Sanofi	14,301	1,307,920
Schneider Electric SE	17,621	2,611,868
Societe BIC SA	8,644	484,968
Television Francaise 1 (c)	110,973	967,388
		16,354,089
GERMANY — 8.1%
ADVA Optical Networking SE (c)	6,724	74,070
Allianz SE	10,901	2,627,891
Aurubis AG	3,226	281,416
Daimler AG	32,646	2,609,525
Deutsche Post AG	47,345	2,345,517
Deutsche Telekom AG	134,293	2,435,331
Fresenius Medical Care AG & Co. KGaA	17,668	1,222,762
Hornbach Baumarkt AG	3,020	122,796
Hornbach Holding AG & Co. KGaA	3,405	321,269
Jungheinrich AG Preference Shares	15,933	686,296
Merck KGaA	12,057	1,957,350
STO SE & Co. KGaA Preference Shares	1,083	186,073
United Internet AG	2,265	99,694
		14,969,990
HONG KONG — 2.1%
Chow Sang Sang Holdings International, Ltd.	149,000	202,087
Cowell e Holdings, Inc.	308,000	243,813
Hang Lung Group, Ltd.	23,000	57,526
K Wah International Holdings, Ltd.	1,601,000	823,571
Luk Fook Holdings International, Ltd.	23,000	58,357

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
Pacific Textiles Holdings, Ltd.	587,000	$ 376,124
Stella International Holdings, Ltd.	144,000	172,099
Sun Hung Kai & Co., Ltd.	314,000	134,807
VTech Holdings, Ltd.	113,900	955,230
WH Group, Ltd. (b)	836,000	750,158
Yue Yuen Industrial Holdings, Ltd. (c)	91,500	195,116
		3,968,888
IRELAND — 0.3%
Smurfit Kappa Group PLC	10,683	504,756
ISRAEL — 0.2%
Plus500, Ltd.	21,170	403,184
ITALY — 2.4%
Anima Holding SpA (b)	61,304	294,238
Enel SpA	87,449	827,633
Intesa Sanpaolo SpA (c)	812,801	2,092,783
Iren SpA	63,949	158,482
Mediobanca Banca di Credito Finanziario SpA (c)	52,742	548,414
Snam SpA	11,715	60,723
Unipol Gruppo SpA (c)	83,590	434,083
		4,416,356
JAPAN — 26.1%
Arcs Co., Ltd.	5,800	119,433
Brother Industries, Ltd.	89,500	1,757,338
Cawachi, Ltd.	24,900	668,314
Daihen Corp.	10,700	454,219
Daikokutenbussan Co., Ltd.	3,100	170,421
Dexerials Corp.	16,500	239,462
Doshisha Co., Ltd.	23,800	394,527
Ebara Corp.	14,900	557,728
FUJIFILM Holdings Corp.	35,100	1,998,752
Fujitsu, Ltd.	14,500	2,089,404
GungHo Online Entertainment, Inc.	12,200	249,391
Hitachi Zosen Corp.	41,300	262,302
Hitachi, Ltd.	47,000	2,149,932
Hokuto Corp.	6,100	121,090
Honda Motor Co., Ltd.	19,800	540,811
Iida Group Holdings Co., Ltd.	67,100	1,518,319
Itochu Enex Co., Ltd.	64,300	617,695
Japan Post Insurance Co., Ltd.	87,700	1,792,751
KDDI Corp.	34,300	1,058,652
Kintetsu World Express, Inc.	33,600	873,452
Komeri Co., Ltd.	22,200	597,720
K's Holdings Corp.	54,300	727,939
Mitsubishi Gas Chemical Co., Inc.	75,900	1,765,149
NEC Corp.	15,300	832,497
NGK Spark Plug Co., Ltd.	49,100	830,041
NH Foods, Ltd.	36,300	1,527,328
Nippon Telegraph & Telephone Corp.	44,900	1,161,726
Nippon Yusen KK	65,800	1,885,820
Nitto Denko Corp.	21,400	1,824,907
Security Description	Shares	Value
Nitto Kogyo Corp.	8,100	$ 150,153
Nomura Holdings, Inc.	323,400	1,877,386
NTT Data Corp.	55,400	844,552
Ono Pharmaceutical Co., Ltd.	66,800	1,794,786
Prima Meat Packers, Ltd.	28,200	822,759
Relia, Inc.	7,600	95,111
Sanwa Holdings Corp.	29,000	357,756
Sekisui Chemical Co., Ltd.	52,400	931,545
Sekisui House, Ltd.	25,100	470,235
Sinko Industries, Ltd.	8,600	151,919
SKY Perfect JSAT Holdings, Inc.	66,600	281,158
SoftBank Group Corp.	2,700	250,636
Sompo Holdings, Inc.	9,700	371,274
Sony Corp.	30,600	3,192,195
Sumitomo Chemical Co., Ltd.	87,500	422,745
T&D Holdings, Inc.	139,400	1,877,934
TDK Corp.	12,300	1,758,544
Toa Corp.	16,300	346,506
Tokyo Electron, Ltd.	5,900	2,410,479
Toyota Tsusho Corp.	10,200	426,774
Tsubakimoto Chain Co.	2,100	56,817
Valor Holdings Co., Ltd.	29,900	631,408
		48,309,792
JORDAN — 0.5%
Hikma Pharmaceuticals PLC	31,757	989,293
LUXEMBOURG — 0.4%
SES SA	96,941	773,835
MALTA — 0.2%
Kindred Group PLC SDR (c)	25,000	396,884
NETHERLANDS — 5.6%
ASM International NV	1,531	413,040
ASML Holding NV	1,569	880,944
Koninklijke Ahold Delhaize NV	65,692	1,731,054
Koninklijke KPN NV	341,536	1,115,914
Koninklijke Philips NV (c)	26,902	1,459,178
NN Group NV	15,083	695,179
PostNL NV (c)	18,025	76,619
Randstad NV (c)	27,899	1,862,831
Royal Dutch Shell PLC Class A	37,837	761,619
Royal Dutch Shell PLC Class B	36,135	698,563
Signify NV (b)(c)	17,183	747,394
		10,442,335
NEW ZEALAND — 1.1%
Argosy Property, Ltd.	248,858	267,920
Spark New Zealand, Ltd.	552,094	1,831,023
		2,098,943
NORWAY — 1.6%
Europris ASA (b)	140,573	824,411
SpareBank 1 Nord Norge	74,025	656,531
SpareBank 1 Oestlandet	20,927	244,735
SpareBank 1 SMN	77,747	896,674
Veidekke ASA	31,349	408,557
		3,030,908

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.3%
Sonae SGPS SA	564,748	$ 463,350
RUSSIA — 0.8%
Evraz PLC	184,437	1,467,228
SINGAPORE — 1.8%
BW LPG, Ltd. (b)	133,259	791,507
DBS Group Holdings, Ltd.	91,200	1,822,085
IGG, Inc.	60,000	89,577
Japfa, Ltd.	996,900	672,874
		3,376,043
SPAIN — 0.8%
Iberdrola SA	88,163	1,108,940
Unicaja Banco SA (b)(c)	501,747	439,508
		1,548,448
SWEDEN — 3.0%
AcadeMedia AB (b)	8,075	80,808
Betsson AB (c)	33,964	276,534
Bilia AB Class A (c)	5,298	71,026
Bravida Holding AB (b)	10,302	130,790
Electrolux AB Class B	5,053	119,355
Husqvarna AB Class B	135,421	1,656,698
Investor AB Class B (c)	10,794	798,694
Inwido AB (c)	62,149	943,581
Kinnevik AB Class B	3,906	181,517
Lundin Energy AB	4,474	144,702
Mekonomen AB (c)	33,819	446,573
NCC AB Class B	26,595	441,260
Trelleborg AB Class B (c)	8,836	224,879
		5,516,417
SWITZERLAND — 9.9%
ABB, Ltd.	46,720	1,341,534
Coca-Cola HBC AG (c)	20,139	627,930
Credit Suisse Group AG (c)	158,911	2,292,868
LafargeHolcim, Ltd. (c)	6,744	371,878
Nestle SA	15,658	1,635,255
Novartis AG	45,598	3,919,428
Roche Holding AG	12,602	4,127,704
Sonova Holding AG (c)	2,242	573,779
STMicroelectronics NV	998	38,496
Swiss Life Holding AG (c)	1,726	858,209
UBS Group AG	162,235	2,514,718
Zehnder Group AG	1,739	131,718
		18,433,517
UNITED KINGDOM — 7.4%
3i Group PLC	88,198	1,360,253
Airtel Africa PLC (a)(b)	153,891	170,878
Ashtead Group PLC	38,459	2,078,946
AstraZeneca PLC	3,554	343,877
Barratt Developments PLC (c)	5,686	52,632
Berkeley Group Holdings PLC	10,689	603,569
British American Tobacco PLC	22,578	781,831
Direct Line Insurance Group PLC	8,436	37,680
Security Description	Shares	Value
EMIS Group PLC	15,874	$ 234,868
GlaxoSmithKline PLC	135,767	2,252,405
ITV PLC (c)	169,316	259,126
Keller Group PLC	10,194	111,488
Kingfisher PLC (c)	265,094	980,199
Legal & General Group PLC	398,540	1,439,753
M&G PLC	118,335	303,186
Mondi PLC	15,302	367,642
Morgan Advanced Materials PLC	64,759	279,689
Royal Mail PLC (c)	134,050	845,456
SSE PLC	59,399	1,096,086
Tate & Lyle PLC	6,481	65,642
		13,665,206
TOTAL COMMON STOCKS (Cost $160,778,030)		180,771,679

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d)(e)	3,437,498	3,437,498
State Street Navigator Securities Lending Portfolio II (f)(g)	1,407,454	1,407,454
TOTAL SHORT-TERM INVESTMENTS (Cost $4,844,952)		4,844,952
TOTAL INVESTMENTS — 100.1% (Cost $165,622,982)		185,616,631
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(97,116)
NET ASSETS — 100.0%		$ 185,519,515
(a)	All or a portion of the shares of the security are on loan at February 28, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of February 28, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

At February 28, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	26	03/19/2021	$2,857,877	$2,813,200	$(44,677)
During the period ended February 28, 2021, average notional value related to futures contracts was $2,817,572.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$180,771,679	$—	$—	$180,771,679
Short-Term Investments	4,844,952	—	—	4,844,952
TOTAL INVESTMENTS	$185,616,631	$—	$—	$185,616,631
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(44,677)	—	—	(44,677)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (44,677)	$—	$—	$ (44,677)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of February 28, 2021

% of Net Assets
Pharmaceuticals	9.1%
Insurance	6.9
Metals & Mining	6.3
Banks	5.6
Household Durables	4.6
Capital Markets	4.5
Food & Staples Retailing	3.8
Diversified Telecommunication Services	3.7
Electrical Equipment	3.0
Food Products	3.0
IT Services	2.6
Air Freight & Logistics	2.5
Marine	2.4
Building Products	2.4
Chemicals	2.4
Electronic Equipment, Instruments & Components	2.4
Specialty Retail	2.2
Technology Hardware, Storage & Peripherals	2.0
Semiconductors & Semiconductor Equipment	2.0
Media	2.0
Electric Utilities	1.9
Machinery	1.8
Oil, Gas & Consumable Fuels	1.8
Automobiles	1.7
Health Care Providers & Services	1.5
Multiline Retail	1.4
Trading Companies & Distributors	1.4
Equity Real Estate Investment Trusts (REITs)	1.2
Health Care Equipment & Supplies	1.1
Professional Services	1.0
Construction & Engineering	1.0
Commercial Services & Supplies	1.0
Diversified Financial Services	0.9
Tobacco	0.8
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2021 (Unaudited)

		% of Net Assets
	Wireless Telecommunication Services	0.8%
	Auto Components	0.6
	Textiles, Apparel & Luxury Goods	0.6
	Beverages	0.6
	Communications Equipment	0.6
	Real Estate Management & Development	0.5
	Hotels, Restaurants & Leisure	0.4
	Construction Materials	0.3
	Containers & Packaging	0.3
	Distributors	0.2
	Paper & Forest Products	0.2
	Entertainment	0.2
	Health Care Technology	0.1
	Multi-Utilities	0.1
	Consumer Finance	0.1
	Diversified Consumer Services	0.0*
	Personal Products	0.0*
	Gas Utilities	0.0*
	Road & Rail	0.0*
	Short-Term Investments	2.6
	Liabilities in Excess of Other Assets	(0.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/21	Value at 2/28/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$18,217,867	$14,780,369	$—	$—	3,437,498	$3,437,498	$ 540
State Street Navigator Securities Lending Portfolio II	28,939	28,939	11,973,386	10,594,871	—	—	1,407,454	1,407,454	5,464
Total		$28,939	$30,191,253	$25,375,240	$—	$—		$4,844,952	$6,004
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$44,761,765	$180,771,679
Investments in affiliated issuers, at value	1,429,452	4,844,952
Total Investments	46,191,217	185,616,631
Foreign currency, at value	—	456,949
Net cash at broker	21,759	209,631
Cash	715	—
Receivable for investments sold	—	14,699,571
Receivable for fund shares sold	646	103,261
Dividends receivable — unaffiliated issuers	196,754	251,475
Dividends receivable — affiliated issuers	43	121
Securities lending income receivable — unaffiliated issuers	886	190
Securities lending income receivable — affiliated issuers	87	322
Receivable from Adviser	27,779	55,097
Net receivable for foreign taxes recoverable	114,818	786,351
Prepaid expenses and other assets	256	1,062
TOTAL ASSETS	46,554,960	202,180,661
LIABILITIES
Due to custodian	279,055	—
Payable upon return of securities loaned	329,963	1,407,454
Payable for investments purchased	—	14,904,963
Payable for fund shares repurchased	13,576	61,135
Payable to broker – variation margin on open futures contracts	4,990	44,620
Deferred foreign taxes payable	161,480	—
Advisory fee payable	23,059	108,023
Custodian fees payable	9,936	14,410
Administration fees payable	3,145	6,134
Shareholder servicing fee payable	508	1,644
Distribution fees payable	7,709	20,257
Trustees’ fees and expenses payable	28	—
Transfer agent fees payable	11,684	28,281
Sub-transfer agent fee payable	490	719
Registration and filing fees payable	910	9,678
Professional fees payable	20,185	26,298
Printing and postage fees payable	13,444	25,202
Accrued expenses and other liabilities	20,583	2,328
TOTAL LIABILITIES	900,745	16,661,146
NET ASSETS	$45,654,215	$185,519,515
NET ASSETS CONSIST OF:
Paid-in Capital	$36,809,203	$190,919,334
Total distributable earnings (loss)**	8,845,012	(5,399,819)
NET ASSETS	$45,654,215	$185,519,515
Class A
Net Assets	$ 7,433	$ 4,288,952
Shares Outstanding	1,177	408,457
Net asset value, offering and redemption price per share	$ 6.32(a)	$ 10.50
Maximum sales charge	5.25%	5.25%
Maximum offering price per share	$ 6.67	$ 11.08
Class I
Net Assets	$ 1,565,663	$ 2,913,153
Shares Outstanding	247,116	275,993
Net asset value, offering and redemption price per share	$ 6.34	$ 10.56
Class K
Net Assets	$ 816,131	$ 68,659,050
Shares Outstanding	127,692	6,505,865
Net asset value, offering and redemption price per share	$ 6.39	$ 10.55
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
February 28, 2021 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class N
Net Assets	$43,264,988	$109,658,360
Shares Outstanding	6,793,344	10,367,834
Net asset value, offering and redemption price per share	$ 6.37	$ 10.58
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$36,284,818	$160,778,030
Investments in affiliated issuers	1,429,452	4,844,952
Total cost of investments	$37,714,270	$165,622,982
Foreign currency, at cost	$ —	$ 460,573
* Includes investments in securities on loan, at value	$ 314,157	$ 3,692,601
** Includes deferred foreign taxes	$ 162,446	$ —
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 20,264	$ —
Dividend income — unaffiliated issuers	424,418	1,354,390
Dividend income — affiliated issuers	174	540
Unaffiliated securities lending income	6,439	2,393
Affiliated securities lending income	121	5,464
Other income, net of taxes and fees (Note 2)	285,823	—
Foreign taxes withheld	(69,833)	(58,253)
TOTAL INVESTMENT INCOME (LOSS)	667,406	1,304,534
EXPENSES
Advisory fee	164,448	662,785
Administration fees	10,963	44,186
Shareholder servicing fees
Class N	4,985	12,203
Distribution fees
Class A	9	5,411
Class N	46,732	119,376
Custodian fees	41,952	55,035
Trustees’ fees and expenses	10,966	11,509
Transfer agent fees	21,584	50,638
Sub-transfer agent fee
Class A	—	6,175
Class I	1,010	1,688
Registration and filing fees	34,321	34,790
Professional fees and expenses	20,768	20,315
Printing and postage fees	8,923	18,408
Insurance expense	274	1,138
Miscellaneous expenses	13,504	3,289
TOTAL EXPENSES	380,439	1,046,946
Expenses waived/reimbursed by the Adviser	(108,441)	(239,267)
NET EXPENSES	271,998	807,679
NET INVESTMENT INCOME (LOSS)	$ 395,408	$ 496,855
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	186,901	6,133,126
Foreign currency transactions	(70,720)	27,990
Futures contracts	211,101	572,952
Net realized gain (loss)	327,282	6,734,068
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	7,271,428	15,180,445
Foreign currency translations	4,055	(38,191)
Futures contracts	(38,962)	(209,380)
Net change in unrealized appreciation/depreciation	7,236,521	14,932,874
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,563,803	21,666,942
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,959,211	$22,163,797
* Includes foreign deferred taxes	$ (91,898)	$ —
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Defensive Emerging Markets Equity Fund
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 395,408	$ 1,358,801
Net realized gain (loss)	327,282	553,426
Net change in unrealized appreciation/depreciation	7,236,521	(2,194,555)
Net increase (decrease) in net assets resulting from operations	7,959,211	(282,328)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(294)	(2,450)
Class I	(67,968)	(103,955)
Class K	(37,618)	(58,644)
Class N	(1,830,849)	(3,166,755)
Total distributions to shareholders	(1,936,729)	(3,331,804)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	—	500
Reinvestment of distributions	157	2,233
Cost of shares redeemed	—	(41,974)
Net increase (decrease) from capital share transactions	157	(39,241)
Class I
Proceeds from shares sold	72,253	5,035,454
Reinvestment of distributions	63,541	94,562
Cost of shares redeemed	(286,453)	(4,891,895)
Net increase (decrease) from capital share transactions	(150,659)	238,121
Class K
Proceeds from shares sold	6	24,906
Reinvestment of distributions	37,465	58,417
Cost of shares redeemed	(79,983)	(100,843)
Net increase (decrease) from capital share transactions	(42,512)	(17,520)
Class N
Proceeds from shares sold	918,227	1,612,074
Reinvestment of distributions	1,797,944	3,103,681
Cost of shares redeemed	(4,919,233)	(11,328,136)
Net increase (decrease) from capital share transactions	(2,203,062)	(6,612,381)
Net increase (decrease) in net assets from beneficial interest transactions	(2,396,076)	(6,431,021)
Net increase (decrease) in net assets during the period	3,626,406	(10,045,153)
Net assets at beginning of period	42,027,809	52,072,962
NET ASSETS AT END OF PERIOD	$45,654,215	$ 42,027,809
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	—	100
Reinvestment of distributions	26	374
Shares redeemed	—	(8,086)
Net increase (decrease) from capital share transactions	26	(7,612)
Class I
Shares sold	11,679	834,993
Reinvestment of distributions	10,555	15,760
Shares redeemed	(48,588)	(816,134)
Net increase (decrease) from capital share transactions	(26,354)	34,619
Class K
Shares sold	1	4,450
Reinvestment of distributions	6,182	9,656
Shares redeemed	(12,644)	(17,996)
Net increase (decrease) from capital share transactions	(6,461)	(3,890)
Class N
Shares sold	150,943	290,379
Reinvestment of distributions	297,181	514,707
Shares redeemed	(808,261)	(2,011,525)
Net increase (decrease) from capital share transactions	(360,137)	(1,206,439)

See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 496,855	$ 4,183,643
Net realized gain (loss)	6,734,068	(12,591,756)
Net change in unrealized appreciation/depreciation	14,932,874	11,281,597
Net increase (decrease) in net assets resulting from operations	22,163,797	2,873,484
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(79,462)	(138,939)
Class I	(55,371)	(169,933)
Class K	(1,427,961)	(2,160,699)
Class N	(2,064,307)	(4,443,899)
Total distributions to shareholders	(3,627,101)	(6,913,470)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	175,382	701,273
Reinvestment of distributions	79,462	138,939
Cost of shares redeemed	(572,243)	(799,173)
Net increase (decrease) from capital share transactions	(317,399)	41,039
Class I
Proceeds from shares sold	193,088	415,383
Reinvestment of distributions	54,572	169,932
Cost of shares redeemed	(168,401)	(2,241,802)
Net increase (decrease) from capital share transactions	79,259	(1,656,487)
Class K
Proceeds from shares sold	5,197,898	12,261,888
Reinvestment of distributions	1,427,961	2,160,699
Cost of shares redeemed	(4,789,823)	(6,840,349)
Net increase (decrease) from capital share transactions	1,836,036	7,582,238
Class N
Proceeds from shares sold	2,499,251	5,435,833
Reinvestment of distributions	2,043,169	4,365,496
Cost of shares redeemed	(10,003,164)	(33,885,780)
Net increase (decrease) from capital share transactions	(5,460,744)	(24,084,451)
Net increase (decrease) in net assets from beneficial interest transactions	(3,862,848)	(18,117,661)
Net increase (decrease) in net assets during the period	14,673,848	(22,157,647)
Net assets at beginning of period	170,845,667	193,003,314
NET ASSETS AT END OF PERIOD	$185,519,515	$170,845,667
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	18,955	79,548
Reinvestment of distributions	7,604	13,450
Shares redeemed	(55,990)	(87,509)
Net increase (decrease) from capital share transactions	(29,431)	5,489
Class I
Shares sold	18,388	44,403
Reinvestment of distributions	5,202	16,387
Shares redeemed	(16,471)	(269,610)
Net increase (decrease) from capital share transactions	7,119	(208,820)
Class K
Shares sold	514,514	1,294,208
Reinvestment of distributions	136,126	208,562
Shares redeemed	(469,136)	(705,628)
Net increase (decrease) from capital share transactions	181,504	797,142
Class N
Shares sold	247,236	598,048
Reinvestment of distributions	194,218	420,163
Shares redeemed	(988,176)	(3,653,835)
Net increase (decrease) from capital share transactions	(546,722)	(2,635,624)
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.50	$ 5.90	$ 7.96	$ 8.50	$ 7.48	$ 9.29
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.05(c)	0.10	0.24	0.22	0.11	0.14
Net realized and unrealized gain (loss) (d)	1.03	(0.10)	(0.66)	(0.33)	1.03	0.04
Total from investment operations	1.08	0.00	(0.42)	(0.11)	1.14	0.18
Contribution from Adviser (Note 4)	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.15)	(0.33)	(0.13)	(0.12)	—
Net realized gains	(0.09)	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.26)	(0.40)	(1.64)	(0.44)	(0.12)	(1.99)
Net asset value, end of period	$ 6.32	$ 5.50	$ 5.90	$ 7.96	$ 8.50	$ 7.48
Total return (e)	19.84%(c)	(0.47)%	(5.00)%	(1.31)%(f)	15.57%	3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7	$ 6	$ 52	$ 52	$ 53	$ 46
Ratios to Average Net Assets:
Total expenses (b)	1.74%(g)	1.77%	1.76%	1.62%	1.77%	1.69%
Net expenses (b)	1.24%(g)	1.25%	1.25%	1.25%	1.37%	1.41%
Net investment income (loss) (b)	1.78%(c)(g)	1.74%	3.63%	2.70%	1.42%	1.88%
Portfolio turnover rate	9%(h)	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Net investment income per share includes approximately $0.04 per share related to income received for EU reclaims (Note 2) in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42% and the total return would have been 19.12%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.44)%.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.54	$ 5.94	$ 8.03	$ 8.57	$ 7.52	$ 9.30
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06(c)	0.17	0.21	0.26	0.14	0.14
Net realized and unrealized gain (loss) (d)	1.02	(0.15)	(0.64)	(0.35)	1.02	0.07
Total from investment operations	1.08	0.02	(0.43)	(0.09)	1.16	0.21
Contribution from Adviser (Note 4)	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.19)	(0.17)	(0.35)	(0.15)	(0.11)	—
Net realized gains	(0.09)	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.28)	(0.42)	(1.66)	(0.46)	(0.11)	(1.99)
Net asset value, end of period	$ 6.34	$ 5.54	$ 5.94	$ 8.03	$ 8.57	$ 7.52
Total return (e)	19.98%(c)	(0.37)%	(5.13)%	(1.15)%(f)	15.96%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,566	$1,514	$1,418	$1,568	$1,496	$1,523
Ratios to Average Net Assets:
Total expenses (b)	1.62%(g)	1.64%	1.57%	1.37%	1.51%	1.46%
Net expenses (b)	1.13%(g)	1.12%	1.06%	1.00%	1.11%	1.18%
Net investment income (loss) (b)	1.87%(c)(g)	3.11%	3.20%	3.15%	1.81%	1.80%
Portfolio turnover rate	9%(h)	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Net investment income per share includes approximately $0.04 per share related to income received for EU reclaims (Note 2) in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.57% and the total return would have been 19.26%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.27)%.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.58	$ 5.98	$ 8.05	$ 8.60	$ 7.55	$ 9.31
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06(c)	0.18	0.25	0.20	0.15	0.20
Net realized and unrealized gain (loss) (d)	1.04	(0.16)	(0.66)	(0.30)	1.03	0.03
Total from investment operations	1.10	0.02	(0.41)	(0.10)	1.18	0.23
Contribution from Adviser (Note 4)	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.20)	(0.17)	(0.35)	(0.15)	(0.13)	—
Net realized gains	(0.09)	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.29)	(0.42)	(1.66)	(0.46)	(0.13)	(1.99)
Net asset value, end of period	$ 6.39	$ 5.58	$ 5.98	$ 8.05	$ 8.60	$ 7.55
Total return (e)	19.95%(c)	(0.14)%	(4.82)%	(1.22)%(f)	16.02%	4.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 816	$ 749	$ 826	$ 952	$2,243	$2,701
Ratios to Average Net Assets:
Total expenses (b)	1.49%(g)	1.52%	1.51%	1.37%	1.40%	1.20%
Net expenses (b)	1.00%(g)	1.00%	1.00%	1.00%	1.00%	0.92%
Net investment income (loss) (b)	2.09%(c)(g)	3.27%	3.80%	2.29%	1.93%	2.86%
Portfolio turnover rate	9%(h)	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Net investment income per share includes approximately $0.04 per share related to income received for EU reclaims (Note 2) in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.81% and the total return would have been 19.24%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.35)%.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 5.56	$ 5.95	$ 8.02	$ 8.56	$ 7.52	$ 9.30
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.05(c)	0.17	0.23	0.21	0.12	0.13
Net realized and unrealized gain (loss) (d)	1.03	(0.15)	(0.66)	(0.32)	1.03	0.08
Total from investment operations	1.08	0.02	(0.43)	(0.11)	1.15	0.21
Contribution from Adviser (Note 4)	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.18)	(0.16)	(0.33)	(0.13)	(0.11)	—
Net realized gains	(0.09)	(0.25)	(1.31)	(0.31)	—	(1.99)
Total distributions	(0.27)	(0.41)	(1.64)	(0.44)	(0.11)	(1.99)
Net asset value, end of period	$ 6.37	$ 5.56	$ 5.95	$ 8.02	$ 8.56	$ 7.52
Total return (e)	19.95%(c)	(0.42)%	(5.16)%	(1.29)%(f)	15.58%	3.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,265	$39,758	$49,777	$66,373	$86,670	$107,308
Ratios to Average Net Assets:
Total expenses (b)	1.73%(g)	1.77%	1.76%	1.62%	1.65%	1.48%
Net expenses (b)	1.25%(g)	1.25%	1.25%	1.25%	1.25%	1.21%
Net investment income (loss) (b)	1.80%(c)(g)	2.93%	3.47%	2.56%	1.60%	1.71%
Portfolio turnover rate	9%(h)	42%	39%	51%	38%	101%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Net investment income per share includes approximately $0.04 per share related to income received for EU reclaims (Note 2) in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.49% and the total return would have been 19.23%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2018, the total return would have been (1.41)%.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.46	$ 9.59	$10.96	$ 11.76	$10.05	$10.64
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.01	0.19	0.22	0.26	0.27	0.27
Net realized and unrealized gain (loss)	1.21	(0.00)(c)	(1.07)	(0.63)	1.69	(0.58)
Total from investment operations	1.22	0.19	(0.85)	(0.37)	1.96	(0.31)
Distributions to shareholders from:
Net investment income	(0.18)	(0.32)	(0.52)	(0.43)	(0.25)	(0.28)
Net asset value, end of period	$10.50	$ 9.46	$ 9.59	$10.96	$ 11.76	$10.05
Total return (d)	12.92%	1.75%	(7.46)%	(3.35)%	19.95%	(2.89)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,289	$4,141	$4,148	$6,933	$6,679	$ 284
Ratios to Average Net Assets:
Total expenses (b)	1.55%(e)	1.48%	1.49%	1.49%	1.31%	1.46%
Net expenses (b)	1.29%(e)	1.20%	1.22%	1.25%	1.07%	1.19%
Net investment income (loss) (b)	0.11%(e)	2.03%	2.19%	2.28%	2.51%	2.73%
Portfolio turnover rate	53%(f)	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.51	$ 9.65	$ 11.05	$ 11.81	$10.10	$10.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.22	0.34	0.44	0.25	0.25
Net realized and unrealized gain (loss)	1.23	0.00(c)	(1.17)	(0.74)	1.74	(0.53)
Total from investment operations	1.26	0.22	(0.83)	(0.30)	1.99	(0.28)
Distributions to shareholders from:
Net investment income	(0.21)	(0.36)	(0.57)	(0.46)	(0.28)	(0.27)
Net asset value, end of period	$10.56	$ 9.51	$ 9.65	$ 11.05	$ 11.81	$10.10
Total return (d)	13.24%	2.02%	(7.03)%	(2.84)%	20.23%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,913	$2,557	$4,610	$2,551	$ 594	$ 432
Ratios to Average Net Assets:
Total expenses (b)	1.14%(e)	1.15%	1.12%	1.00%	1.09%	1.21%
Net expenses (b)	0.88%(e)	0.87%	0.84%	0.76%	0.85%	0.94%
Net investment income (loss) (b)	0.53%(e)	2.33%	3.38%	3.84%	2.33%	2.45%
Portfolio turnover rate	53%(f)	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.52	$ 9.65	$ 11.04	$ 11.82	$ 10.12	$ 10.67
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.03	0.24	0.31	0.32	0.25	0.28
Net realized and unrealized gain (loss)	1.22	(0.00)(c)	(1.12)	(0.64)	1.75	(0.54)
Total from investment operations	1.25	0.24	(0.81)	(0.32)	2.00	(0.26)
Distributions to shareholders from:
Net investment income	(0.22)	(0.37)	(0.58)	(0.46)	(0.30)	(0.29)
Net asset value, end of period	$ 10.55	$ 9.52	$ 9.65	$ 11.04	$ 11.82	$ 10.12
Total return (d)	13.17%	2.21%	(6.98)%	(2.80)%	20.25%	(2.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,659	$60,185	$53,350	$67,632	$80,137	$75,816
Ratios to Average Net Assets:
Total expenses (b)	1.01%(e)	1.03%	1.03%	0.99%	0.99%	0.99%
Net expenses (b)	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.73%
Net investment income (loss) (b)	0.65%(e)	2.52%	3.07%	2.72%	2.37%	2.79%
Portfolio turnover rate	53%(f)	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Six Months Ended 2/28/21 (Unaudited)	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16
Net asset value, beginning of period	$ 9.53	$ 9.66	$ 11.04	$ 11.81	$ 10.11	$ 10.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.02	0.21	0.29	0.29	0.21	0.24
Net realized and unrealized gain (loss)	1.23	0.01	(1.12)	(0.63)	1.76	(0.52)
Total from investment operations	1.25	0.22	(0.83)	(0.34)	1.97	(0.28)
Distributions to shareholders from:
Net investment income	(0.20)	(0.35)	(0.55)	(0.43)	(0.27)	(0.26)
Net asset value, end of period	$ 10.58	$ 9.53	$ 9.66	$ 11.04	$ 11.81	$ 10.11
Total return (c)	13.09%	1.94%	(7.19)%	(3.06)%	20.04%	(2.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109,658	$103,963	$130,895	$180,398	$213,660	$228,594
Ratios to Average Net Assets:
Total expenses (b)	1.26%(d)	1.28%	1.28%	1.23%	1.24%	1.26%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) (b)	0.41%(d)	2.20%	2.85%	2.49%	1.98%	2.41%
Portfolio turnover rate	53%(e)	104%	125%	72%	94%	105%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2021, the Trust consists of three (3) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each, a “Fund”, and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Emerging Markets Equity Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At February 28, 2021, the independent fair value service was used for certain foreign securities in the State Street Defensive Emerging Markets Equity Fund and State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of February 28, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU'), the Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes a Fund's shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the period ended February 28, 2021, the State Street Defensive Emerging Markets Equity Fund received EU reclaims in excess of the foreign taxes paid during the year in the amount of $426,258, which is reduced by estimated taxes and fees of $140,835, and included in other income, net of taxes and fees on the Statements of Operations.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2021, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

The following tables summarize the value of the Funds' derivative instruments as of February 28, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$ (4,990)	$—	$ (4,990)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(44,620)	—	(44,620)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$ 211,101	$—	$ 211,101
State Street International Stock Selection Fund
Futures Contracts	—	—	—	572,952	—	572,952
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$ (38,962)	$—	$ (38,962)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(209,380)	—	(209,380)
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Defensive Emerging Markets Equity Fund	0.75%
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2021, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing,

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Defensive Emerging Markets Equity Fund	1.00%
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2021 except with the approval of the Board.
The total amounts of waivers for the period ended February 28, 2021 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Defensive Emerging Markets Equity Fund	$106,248
State Street International Stock Selection Fund	230,430
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2021. For the period ended February 28, 2021, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Defensive Emerging Markets Equity Fund	$2,193
State Street International Stock Selection Fund	8,837
The Adviser and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Historical Class N Plan to exceed 0.20% of average annual net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2021 are disclosed in the Funds' respective Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2021, were as follows:
	Purchases	Sales
State Street Defensive Emerging Markets Equity Fund	$ 3,812,680	$ 7,293,901
State Street International Stock Selection Fund	90,447,986	98,393,372
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2020, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Emerging Markets Equity Fund	$ 37,851,975	$ 11,463,031	$3,128,790	$ 8,334,241
State Street International Stock Selection Fund	166,558,600	23,831,883	4,818,529	19,013,354
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Defensive Emerging Markets Equity Fund	$ 314,157	$ 329,963	$ —	$ 329,963
State Street International Stock Selection Fund	3,692,601	1,407,454	2,627,421	4,034,875
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of February 28, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Defensive Emerging Markets Equity Fund	Common Stocks	$ 329,963	$—	$—	$—	$ 329,963	$ 329,963
State Street International Stock Selection Fund	Common Stocks	1,407,454	—	—	—	1,407,454	1,407,454
9.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of February 28, 2021.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2021 (Unaudited)

spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
OTHER INFORMATION
February 28, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2020 to February 28, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Emerging Markets Equity Fund
Class A	1.24%	$1,198.40	$6.98	$1,018.40	$6.41
Class I	1.13	1,199.80	6.16	1,019.20	5.66
Class K	1.00	1,199.50	5.45	1,019.80	5.01
Class N	1.25	1,199.50	6.82	1,018.60	6.26
State Street International Stock Selection Fund
Class A	1.29	1,129.20	6.81	1,018.40	6.46
Class I	0.88	1,132.40	4.65	1,020.40	4.41
Class K	0.75	1,131.70	3.96	1,021.10	3.76
Class N	1.00	1,130.90	5.28	1,019.80	5.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SSGA FUNDS
OTHER INFORMATION  (continued)
February 28, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssga.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.ssga.com and the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).

SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 7, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 7, 2021